FAIR VALUE MEASUREMENTS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Level 3 Financial Liabilities
Derivative liabilities, beginning balance	$ 1,569,522	$ 1,619,021
Recorded new derivative liabilities	$ 5,891,828	616,411
Reclassification of Derivative Liabilities		(44,751)
Change in Estimated Fair Value Recognized in Results of Operations	$ (1,262,329)	(621,159)
Derivative liabilities	$ 6,199,021	$ 1,569,522